Earnings / (Loss) per share	6 Months Ended
Jun. 30, 2026
Earnings / (Loss) per share [Abstract]
Earnings / (Loss) per share

Note 38. Earnings / (Loss) per share

The following table shows the computation of basic and diluted net earnings / (loss) per share for the Group.

	Unaudited 6 months ended June 30,
Earnings / (Loss) per share	2026	2025
Net loss attributable to WISeKey International Holding Ltd (USD’000)	(9,327)	(4,452)
Effect of potentially dilutive instruments on net loss (USD’000)	n/a	n/a
Net earnings / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD’000)	n/a	n/a

Class A Shares, par value CHF 0.01 and CHF 0.01
Shares used in net loss per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,632,220	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,632,220	1,600,880

Net loss per Class A Share
Basic weighted average earnings / (loss) per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.22)	(0.11)
Diluted weighted average earnings / (loss) per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.22)	(0.11)

Class B Shares, par value CHF 0.10 and CHF 0.10
Shares used in net earnings / (loss) per Class B Share computation
Weighted average Class B Shares outstanding - basic	4,044,091	4,023,691
Effect of potentially dilutive equivalent shares	n/a	n/a
Weighted average Class B Shares outstanding - diluted	4,044,091	4,023,691

Net earnings / (loss) per Class B Share
Basic weighted average earnings / (loss) per Class B Share attributable to WISeKey International Holding Ltd (USD)	(2.22)	(1.06)
Diluted weighted average earnings / (loss) per Class B Share attributable to WISeKey International Holding Ltd (USD)	(2.22)	(1.06)

For purposes of the diluted net loss per share calculation, stock options, convertible instruments and warrants are considered potentially dilutive securities and are excluded from the calculation of diluted net loss per share, because their effect would be anti-dilutive. Therefore, the basic and diluted net loss per share were the same for the six months ended June 30, 2026, and June 30, 2025, due to the Group’s net loss position.